Loans, borrowings, leases, cash and cash equivalents and short-term investments - Funding and repayments (Details) € in Millions, $ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings from third-parties						$ 930
Premium paid on early redemption of debt security						$ 63		$ 265
3.75% bonds
Disclosure of detailed information about borrowings [line items]
Interest rate on bonds	3.75%		3.75%	3.75%		3.75%	3.75%
Amount of bond redeemed			$ 886	€ 750		$ 884	€ 750
Premium paid on early redemption of debt security			$ 63			$ 63
New Development Bank
Disclosure of detailed information about borrowings [line items]
Loans and borrowings from third-parties					$ 300
Commercial bank and Japanese development bank
Disclosure of detailed information about borrowings [line items]
Loans and borrowings from third-parties	$ 280	$ 350